SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of allowance for credit losses activity

The following table shows the allowance for credit losses activity:
	2025	2024
Balance at January 1	$(255,215)	$(122,190)
Current period provision	(262,928)	(266,000)
Write off charged against the allowance	118,143	132,975
Balance at December 31	$(400,000)	$(255,215)

Schedule of estimated useful lives

Classification	Useful Life
Equipment, furniture, and fixtures	5 - 7 years
Medical equipment	10 years
Leasehold improvements	10 years or lease term, if shorter